SUPPLEMENT TO THE SUMMARY PROSEPCTUSES, PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS

Wells Fargo Asia Pacific Fund
Wells Fargo Emerging Markets Equity Income Fund
(each a “Fund”, together the “Funds”)

Anthony LT. Cragg has announced his intention to retire from Wells Capital Management Incorporated on

September 1, 2018.   He will continue to serve as a portfolio manager of the Funds through June 15, 2018. After June 15, 2018, all references to Anthony LT. Cragg in the Funds’ prospectuses and Statement of Additional Information are hereby removed. Alison Shimada will continue as portfolio manager of the Funds.

Effective immediately, Elaine Tse is added as a portfolio manager to the Funds.

Prospectus
In the section entitled "Fund Summary – Fund Management" for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony LT. Cragg, Portfolio Manager / 1994 Alison Shimada, Portfolio Manager / 2012 Elaine Tse, Portfolio Manager / 2018

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is supplemented with the following:

Elaine Tse
Ms.  Tse joined Wells Capital Management in 2000, where she currently serves as a portfolio manager on the SF Global Emerging Markets Equity team.

Statement of Additional Information
In the section entitled "Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Elaine Tse [1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$64.59M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$77.51M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Elaine Tse [1]	Asia Pacific Fund Emerging Markets Equity Income Fund	$0 $0

1 Ms. Tse became portfolio manager of the Funds on April 17, 2018. The information presented in this table is as of February 28, 2018, at which time Ms.   Tse was not a portfolio manager of the Funds.

April 13, 2018                                                                                                                                             IER048/P301SP